Summary of Significant Accounting Policies - Intangible assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Impairment of intangible assets	¥ 0	¥ 17,379	¥ 0
License and in-process research and development intangible assets
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	10 years
Customer Relationship [Member]
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	8 years
Supplier relationship
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	3 years
Minimum | Developed technology
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	7 years
Minimum | Software, trade names and others
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	3 years
Maximum | Developed technology
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	10 years
Maximum | Software, trade names and others
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	10 years